8. Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Current tax expense
US Federal					$ 0	$ 0
State and local					0	0
Foreign					7,080	3,944
Total current tax expense					7,080	3,944
Deferred tax expense (benefit)
US Federal					0	0
State and local					0	0
Foreign					0	0
Total deferred tax expense (benefit)					0	0
Total tax expense
US federal					0	0
State and local					0	0
Foreign					7,080	3,944
Total	$ 1,978	$ 1,797	$ 5,757	$ 5,839	$ 7,080	$ 3,944